Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 397	$ 645	$ 584
Accounts and grants receivable, net	67	4	25
Related party receivables, net	4
Prepaid expenses and other current assets	673	1,804	1,625
Total current assets	1,141	2,453	2,234
Restricted cash	50	50	50
Intangible assets, net	640	738	870
Convertible note receivable	10,379
TOTAL ASSETS	12,210	3,241	3,154
Current liabilities:
Accounts payable and accrued liabilities	1,671	1,034	771
Loans due to Juvenescence, net of debt issuance costs, current portion	1,526	7,646	7,140
Related party payables, net		141	70
Warrant liability		180
Insurance premium liability and other current liabilities	7	1,077	986
Total current liabilities	3,204	10,078	8,967
Loans due to Juvenescence, net of debt issuance costs, net of current portion	693	10,478	6,062
TOTAL LIABILITIES	3,897	20,556	15,029
Commitments and contingencies (Note 11)
Temporary equity preferred stock
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 5,000 shares authorized
Common stock, $0.0001 par value, 200,000 shares authorized; and 37,951 and 37,949 shares issued and outstanding, respectively	4	4	4
Additional paid-in capital	100,017	98,994	93,912
Accumulated deficit	(127,557)	(116,210)	(105,748)
Total AgeX Therapeutics, Inc. stockholders’ deficit	(27,536)	(17,212)	(11,832)
Noncontrolling interest	(109)	(103)	(43)
Total stockholders’ deficit	(27,645)	(17,315)	(11,875)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	12,210	3,241	3,154
Series B Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock	14,823
Series A Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock	21,135
Related Party [Member]
Current assets:
Related party receivables, net	4
Current liabilities:
Related party payables, net		$ 141